Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (6,006,000)	$ (3,729,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	2,026,000	2,808,000
Amortization of intangible assets	630,000	960,000
Amortization of capitalized engineering costs	278,000	280,000
Bad debt expense (recovery)	(10,000)	(3,000)
Non-cash compensation expense/(forfeiture of unamortized stock compensation)	9,000	126,000
Amortization of deferred financing costs	179,000	356,000
Deferred gain on sale of real estate	(29,000)	(29,000)
(Gain) loss on sale of subsidiary	(338,000)	5,000
Deferred income taxes	0	(2,145,000)
Loss on extinguishment of debt	150,000	172,000
Amortization of debt discount on convertible notes payable	1,544,000	184,000
Changes in Assets and Liabilities (Increase) Decrease in Operating Assets:
Accounts receivable	(1,979,000)	3,730,000
Inventory	609,000	(6,389,000)
Prepaid expenses and other current assets	7,000	285,000
Prepaid taxes	388,000	0
Deposits and other assets	(1,185,000)	(199,000)
Increase (Decrease) in Operating Liabilities:
Accounts payable and accrued expenses	(4,335,000)	2,356,000
Deferred rent	28,000	10,000
Deferred revenue	280,000	112,000
Income taxes payable	0	(14,000)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(7,754,000)	(1,124,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Capitalized engineering costs	(724,000)	(644,000)
Purchase of property and equipment	(607,000)	(1,341,000)
Proceeds from sale of fixed assets	0	1,671,000
Proceeds from sale of subsidiary, net	4,260,000	0
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	2,929,000	(314,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable - revolver, net	(6,316,000)	(3,782,000)
Payments of note payable - term loans	(2,808,000)	(2,814,000)
Capital lease obligations	(933,000)	(908,000)
Proceeds from notes payable issuances - related party	2,553,000	2,900,000
Proceeds from notes payable issuances	4,184,000	2,720,000
Payments of notes payable issuances	(463,000)	0
Deferred financing costs	(50,000)	(199,000)
Expense for issuance of preferred stock	0	(663,000)
Expense for issuance of convertible debt	0	(298,000)
Proceeds from the issuance of common stock	7,762,000	0
Proceeds from the issuance of preferred stock	0	5,250,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,929,000	2,206,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(896,000)	768,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,304,000	529,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	408,000	1,297,000
Supplemental cash flow information
Cash paid during the period for interest	1,684,000	1,678,000
Cash paid during the period for income taxes	0	13,000
Supplemental disclosure of non-cash transactions
Common stock issued for notes payable-related party	1,754,000	0
Preferred stock issued for notes payable-related party	0	1,750,000
Preferred shares issued for PIK dividends	913,000	334,000
Acquisition of property and equipment financed by capital lease	0	2,096,000
Issuance of Convertible notes payable - related party	1,885,000	0
Placement agent warrants issued	$ 85,000	$ 26,000